Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / oz oz	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value			$ 0.4
Gains (losses) on change in fair value of derivatives	$ 0.1
Unrealized gains		$ 0.4	0.3
Gold Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.1	0.5
Gains (losses) on change in fair value of derivatives		(3.9)	(0.6)
Unrealized gains		$ 0.6	$ 2.6
Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz		15,000
Purchase Put Options [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,250
Sold Call Option [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,377